Geographic areas and major customers (Schedule of Locations of Company's Long Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 34,550	$ 16,771
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	22	5
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	13,588	14,230
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	20,894	2,424
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 46	$ 112